Shareholder Report, Holdings (Details)	Jun. 30, 2026
Global Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Global Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Global Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.68%
Global Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
Global Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
Global Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Global Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Global Growth Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Global Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Global Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Global Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.68%
Global Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
Global Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
Global Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Global Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Global Growth Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Global Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Global Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Global Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.68%
Global Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
Global Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
Global Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Global Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Global Growth Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Global Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
Global Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.94%
Global Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.68%
Global Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
Global Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
Global Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Global Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Global Growth Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
SMALLCAP World Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
SMALLCAP World Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
SMALLCAP World Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
SMALLCAP World Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%
SMALLCAP World Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
SMALLCAP World Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SMALLCAP World Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
SMALLCAP World Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
SMALLCAP World Fund - Class 1 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
SMALLCAP World Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
SMALLCAP World Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
SMALLCAP World Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
SMALLCAP World Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%
SMALLCAP World Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
SMALLCAP World Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SMALLCAP World Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
SMALLCAP World Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
SMALLCAP World Fund - Class 1A | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
SMALLCAP World Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
SMALLCAP World Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
SMALLCAP World Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
SMALLCAP World Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%
SMALLCAP World Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
SMALLCAP World Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SMALLCAP World Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
SMALLCAP World Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
SMALLCAP World Fund - Class 2 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
SMALLCAP World Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
SMALLCAP World Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
SMALLCAP World Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.35%
SMALLCAP World Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%
SMALLCAP World Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
SMALLCAP World Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SMALLCAP World Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
SMALLCAP World Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
SMALLCAP World Fund - Class 4 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
SMALLCAP World Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.97%
Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Growth Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.97%
Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Growth Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.97%
Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Growth Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.97%
Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Growth Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Growth Fund - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.97%
Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Growth Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
EUPAC Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
EUPAC Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
EUPAC Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EUPAC Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.46%
EUPAC Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
EUPAC Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
EUPAC Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
EUPAC Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
EUPAC Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EUPAC Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
EUPAC Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
EUPAC Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EUPAC Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.46%
EUPAC Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
EUPAC Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
EUPAC Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
EUPAC Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
EUPAC Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EUPAC Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
EUPAC Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
EUPAC Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EUPAC Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.46%
EUPAC Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
EUPAC Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
EUPAC Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
EUPAC Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
EUPAC Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EUPAC Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
EUPAC Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
EUPAC Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EUPAC Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.46%
EUPAC Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
EUPAC Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
EUPAC Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
EUPAC Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
EUPAC Fund - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EUPAC Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
EUPAC Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
EUPAC Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EUPAC Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.46%
EUPAC Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
EUPAC Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
EUPAC Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.41%
EUPAC Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
EUPAC Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
New World Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
New World Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
New World Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
New World Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.65%
New World Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
New World Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
New World Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
New World Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
New World Fund - Class 1 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
New World Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
New World Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
New World Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
New World Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
New World Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.65%
New World Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
New World Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
New World Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
New World Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
New World Fund - Class 1A | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
New World Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
New World Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
New World Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
New World Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
New World Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.65%
New World Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
New World Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
New World Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
New World Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
New World Fund - Class 2 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
New World Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
New World Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
New World Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
New World Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
New World Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.65%
New World Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
New World Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
New World Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
New World Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
New World Fund - Class 4 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
New World Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Washington Mutual Investors Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Washington Mutual Investors Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
Washington Mutual Investors Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Washington Mutual Investors Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
Washington Mutual Investors Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Washington Mutual Investors Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
Washington Mutual Investors Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Washington Mutual Investors Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Washington Mutual Investors Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Washington Mutual Investors Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Washington Mutual Investors Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Washington Mutual Investors Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
Washington Mutual Investors Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Washington Mutual Investors Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
Washington Mutual Investors Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Washington Mutual Investors Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
Washington Mutual Investors Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Washington Mutual Investors Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Washington Mutual Investors Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Washington Mutual Investors Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Washington Mutual Investors Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Washington Mutual Investors Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
Washington Mutual Investors Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Washington Mutual Investors Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
Washington Mutual Investors Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Washington Mutual Investors Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
Washington Mutual Investors Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Washington Mutual Investors Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Washington Mutual Investors Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Washington Mutual Investors Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Washington Mutual Investors Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Washington Mutual Investors Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
Washington Mutual Investors Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
Washington Mutual Investors Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.01%
Washington Mutual Investors Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Washington Mutual Investors Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
Washington Mutual Investors Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Washington Mutual Investors Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Washington Mutual Investors Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Washington Mutual Investors Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
U.S. Small and Mid Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
U.S. Small and Mid Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.02%
U.S. Small and Mid Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
U.S. Small and Mid Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
U.S. Small and Mid Cap Equity Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
U.S. Small and Mid Cap Equity Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
U.S. Small and Mid Cap Equity Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
U.S. Small and Mid Cap Equity Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.02%
U.S. Small and Mid Cap Equity Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
U.S. Small and Mid Cap Equity Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
U.S. Small and Mid Cap Equity Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
U.S. Small and Mid Cap Equity Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
U.S. Small and Mid Cap Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
U.S. Small and Mid Cap Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.02%
U.S. Small and Mid Cap Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
U.S. Small and Mid Cap Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. Small and Mid Cap Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
U.S. Small and Mid Cap Equity Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
U.S. Small and Mid Cap Equity Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
U.S. Small and Mid Cap Equity Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.71%
U.S. Small and Mid Cap Equity Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.02%
U.S. Small and Mid Cap Equity Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
U.S. Small and Mid Cap Equity Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
U.S. Small and Mid Cap Equity Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
U.S. Small and Mid Cap Equity Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Capital World Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Capital World Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Capital World Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Capital World Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.71%
Capital World Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Capital World Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital World Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Capital World Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
Capital World Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Capital World Growth and Income Fund - Class 1 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Capital World Growth and Income Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Capital World Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Capital World Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Capital World Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Capital World Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.71%
Capital World Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Capital World Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital World Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Capital World Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
Capital World Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Capital World Growth and Income Fund - Class 1A | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Capital World Growth and Income Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Capital World Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Capital World Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Capital World Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Capital World Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.71%
Capital World Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Capital World Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital World Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Capital World Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
Capital World Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Capital World Growth and Income Fund - Class 2 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Capital World Growth and Income Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Capital World Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Capital World Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Capital World Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.39%
Capital World Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.71%
Capital World Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Capital World Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital World Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Capital World Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
Capital World Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Capital World Growth and Income Fund - Class 4 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Capital World Growth and Income Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Growth-Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Growth-Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Growth-Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.02%
Growth-Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Growth-Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Growth-Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Growth-Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Growth-Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Growth-Income Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Growth-Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Growth-Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Growth-Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.02%
Growth-Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Growth-Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Growth-Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Growth-Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Growth-Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Growth-Income Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Growth-Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Growth-Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Growth-Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.02%
Growth-Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Growth-Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Growth-Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Growth-Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Growth-Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Growth-Income Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Growth-Income Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Growth-Income Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Growth-Income Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.02%
Growth-Income Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Growth-Income Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Growth-Income Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Growth-Income Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Growth-Income Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Growth-Income Fund - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Growth-Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Growth-Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Growth-Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.02%
Growth-Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Growth-Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Growth-Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Growth-Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
Growth-Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Growth-Income Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
International Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
International Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
International Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
International Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
International Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
International Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
International Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
International Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
International Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
International Growth and Income Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
International Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
International Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
International Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
International Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
International Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
International Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
International Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
International Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
International Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
International Growth and Income Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
International Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
International Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
International Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
International Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
International Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
International Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
International Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
International Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
International Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
International Growth and Income Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
International Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
International Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
International Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
International Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.72%
International Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
International Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
International Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
International Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
International Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
International Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
International Growth and Income Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Capital Income Builder - Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
Capital Income Builder - Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Capital Income Builder - Class 1 | Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Capital Income Builder - Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
Capital Income Builder - Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Capital Income Builder - Class 1 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital Income Builder - Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Capital Income Builder - Class 1 | Other Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Capital Income Builder - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Capital Income Builder - Class 1 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.58%
Capital Income Builder - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Capital Income Builder - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[1]
Capital Income Builder - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
Capital Income Builder - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Capital Income Builder - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Capital Income Builder - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
Capital Income Builder - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Capital Income Builder - Class 1A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital Income Builder - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Capital Income Builder - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Capital Income Builder - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Capital Income Builder - Class 1A | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.58%
Capital Income Builder - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Capital Income Builder - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[1]
Capital Income Builder - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
Capital Income Builder - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Capital Income Builder - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Capital Income Builder - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
Capital Income Builder - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Capital Income Builder - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital Income Builder - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Capital Income Builder - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Capital Income Builder - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Capital Income Builder - Class 2 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.58%
Capital Income Builder - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Capital Income Builder - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[1]
Capital Income Builder - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
Capital Income Builder - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Capital Income Builder - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Capital Income Builder - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%
Capital Income Builder - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Capital Income Builder - Class 4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Capital Income Builder - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Capital Income Builder - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
Capital Income Builder - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Capital Income Builder - Class 4 | Bonds, Notes And Other Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.58%
Capital Income Builder - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Capital Income Builder - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[1]
Asset Allocation Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Asset Allocation Fund - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Asset Allocation Fund - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Asset Allocation Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Allocation Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.48%
Asset Allocation Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Asset Allocation Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Asset Allocation Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Asset Allocation Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Asset Allocation Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Asset Allocation Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Asset Allocation Fund - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Asset Allocation Fund - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Asset Allocation Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Allocation Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.48%
Asset Allocation Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Asset Allocation Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Asset Allocation Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Asset Allocation Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Asset Allocation Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Asset Allocation Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Asset Allocation Fund - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Asset Allocation Fund - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Asset Allocation Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Allocation Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.48%
Asset Allocation Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Asset Allocation Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Asset Allocation Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Asset Allocation Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Asset Allocation Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Asset Allocation Fund - Class 3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Asset Allocation Fund - Class 3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Asset Allocation Fund - Class 3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Asset Allocation Fund - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Allocation Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.48%
Asset Allocation Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund - Class 3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Asset Allocation Fund - Class 3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Asset Allocation Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Asset Allocation Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Asset Allocation Fund - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Asset Allocation Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Asset Allocation Fund - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Asset Allocation Fund - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Asset Allocation Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Asset Allocation Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.48%
Asset Allocation Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Asset Allocation Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Asset Allocation Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Asset Allocation Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Asset Allocation Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Asset Allocation Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
American Funds Global Balanced Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
American Funds Global Balanced Fund - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
American Funds Global Balanced Fund - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
American Funds Global Balanced Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Global Balanced Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.96%
American Funds Global Balanced Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
American Funds Global Balanced Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
American Funds Global Balanced Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
American Funds Global Balanced Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
American Funds Global Balanced Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
American Funds Global Balanced Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[1]
American Funds Global Balanced Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
American Funds Global Balanced Fund - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
American Funds Global Balanced Fund - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
American Funds Global Balanced Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Global Balanced Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.96%
American Funds Global Balanced Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
American Funds Global Balanced Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
American Funds Global Balanced Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
American Funds Global Balanced Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
American Funds Global Balanced Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
American Funds Global Balanced Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[1]
American Funds Global Balanced Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
American Funds Global Balanced Fund - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
American Funds Global Balanced Fund - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
American Funds Global Balanced Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Global Balanced Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.96%
American Funds Global Balanced Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
American Funds Global Balanced Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
American Funds Global Balanced Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
American Funds Global Balanced Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
American Funds Global Balanced Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
American Funds Global Balanced Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[1]
American Funds Global Balanced Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
American Funds Global Balanced Fund - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
American Funds Global Balanced Fund - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
American Funds Global Balanced Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Global Balanced Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.96%
American Funds Global Balanced Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
American Funds Global Balanced Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
American Funds Global Balanced Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
American Funds Global Balanced Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
American Funds Global Balanced Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
American Funds Global Balanced Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[1]
The Bond Fund of America - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America - Class 1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.12%
The Bond Fund of America - Class 1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
The Bond Fund of America - Class 1 | Mortgagebacked obligations One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.73%)
The Bond Fund of America - Class 1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
The Bond Fund of America - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Bond Fund of America - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
The Bond Fund of America - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
The Bond Fund of America - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
The Bond Fund of America - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
The Bond Fund of America - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America - Class 1A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.12%
The Bond Fund of America - Class 1A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
The Bond Fund of America - Class 1A | Mortgagebacked obligations One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.73%)
The Bond Fund of America - Class 1A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
The Bond Fund of America - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Bond Fund of America - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
The Bond Fund of America - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
The Bond Fund of America - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
The Bond Fund of America - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
The Bond Fund of America - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America - Class 2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.12%
The Bond Fund of America - Class 2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
The Bond Fund of America - Class 2 | Mortgagebacked obligations One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.73%)
The Bond Fund of America - Class 2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
The Bond Fund of America - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Bond Fund of America - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
The Bond Fund of America - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
The Bond Fund of America - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
The Bond Fund of America - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
The Bond Fund of America - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
The Bond Fund of America - Class 4 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.12%
The Bond Fund of America - Class 4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
The Bond Fund of America - Class 4 | Mortgagebacked obligations One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.73%)
The Bond Fund of America - Class 4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
The Bond Fund of America - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Bond Fund of America - Class 4 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
The Bond Fund of America - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
The Bond Fund of America - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
The Bond Fund of America - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
Capital World Bond Fund-Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Capital World Bond Fund-Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Capital World Bond Fund-Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.69%
Capital World Bond Fund-Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund-Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund-Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund-Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Capital World Bond Fund-Class 1 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	36.65%
Capital World Bond Fund-Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Capital World Bond Fund-Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
Capital World Bond Fund-Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Capital World Bond Fund-Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%	[1]
Capital World Bond Fund-Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Capital World Bond Fund-Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Capital World Bond Fund-Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.69%
Capital World Bond Fund-Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund-Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund-Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund-Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Capital World Bond Fund-Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.65%
Capital World Bond Fund-Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Capital World Bond Fund-Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
Capital World Bond Fund-Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Capital World Bond Fund-Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%	[1]
Capital World Bond Fund-Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Capital World Bond Fund-Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Capital World Bond Fund-Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.69%
Capital World Bond Fund-Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund-Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund-Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund-Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Capital World Bond Fund-Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.65%
Capital World Bond Fund-Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Capital World Bond Fund-Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
Capital World Bond Fund-Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Capital World Bond Fund-Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%	[1]
Capital World Bond Fund-Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Capital World Bond Fund-Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%
Capital World Bond Fund-Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.69%
Capital World Bond Fund-Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund-Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund-Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund-Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Capital World Bond Fund-Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.65%
Capital World Bond Fund-Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Capital World Bond Fund-Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
Capital World Bond Fund-Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Capital World Bond Fund-Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%	[1]
American High-Income Trust - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.86%
American High-Income Trust - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American High-Income Trust - Class 1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
American High-Income Trust - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American High-Income Trust - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
American High-Income Trust - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
American High-Income Trust - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.86%
American High-Income Trust - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American High-Income Trust - Class 1A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
American High-Income Trust - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American High-Income Trust - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
American High-Income Trust - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
American High-Income Trust - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.86%
American High-Income Trust - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American High-Income Trust - Class 2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
American High-Income Trust - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American High-Income Trust - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
American High-Income Trust - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
American High-Income Trust - Class 3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.86%
American High-Income Trust - Class 3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American High-Income Trust - Class 3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
American High-Income Trust - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American High-Income Trust - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
American High-Income Trust - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
American High-Income Trust - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.86%
American High-Income Trust - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American High-Income Trust - Class 4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
American High-Income Trust - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American High-Income Trust - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American High-Income Trust - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
American High-Income Trust - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
American Funds Mortgage Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Mortgage Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
American Funds Mortgage Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.82%
American Funds Mortgage Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%	[1]
American Funds Mortgage Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Mortgage Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
American Funds Mortgage Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.82%
American Funds Mortgage Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%	[1]
American Funds Mortgage Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Mortgage Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
American Funds Mortgage Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.82%
American Funds Mortgage Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.96%	[1]
American Funds Mortgage Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
American Funds Mortgage Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
American Funds Mortgage Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.82%
American Funds Mortgage Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%	[1]
Ultra-Short Bond Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Ultra-Short Bond Fund - Class 1 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Ultra-Short Bond Fund - Class 1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
Ultra-Short Bond Fund - Class 1 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ultra-Short Bond Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
Ultra-Short Bond Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 1A | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Ultra-Short Bond Fund - Class 1A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
Ultra-Short Bond Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Ultra-Short Bond Fund - Class 1A | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ultra-Short Bond Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
Ultra-Short Bond Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 2 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Ultra-Short Bond Fund - Class 2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
Ultra-Short Bond Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Ultra-Short Bond Fund - Class 2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ultra-Short Bond Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
Ultra-Short Bond Fund - Class 3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 3 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Ultra-Short Bond Fund - Class 3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
Ultra-Short Bond Fund - Class 3 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Ultra-Short Bond Fund - Class 3 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ultra-Short Bond Fund - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
Ultra-Short Bond Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 4 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Ultra-Short Bond Fund - Class 4 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
Ultra-Short Bond Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S.
Holdings [Line Items]
Percent of Net Asset Value	6.22%
Ultra-Short Bond Fund - Class 4 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Ultra-Short Bond Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.57%)
U.S. Government Securities Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.01%
U.S. Government Securities Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.09%
U.S. Government Securities Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
U.S. Government Securities Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Government Securities Fund - Class 1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[1]
U.S. Government Securities Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.01%
U.S. Government Securities Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.09%
U.S. Government Securities Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
U.S. Government Securities Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Government Securities Fund - Class 1A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[1]
U.S. Government Securities Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.01%
U.S. Government Securities Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.09%
U.S. Government Securities Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
U.S. Government Securities Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Government Securities Fund - Class 2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[1]
U.S. Government Securities Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.01%
U.S. Government Securities Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.09%
U.S. Government Securities Fund - Class 3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
U.S. Government Securities Fund - Class 3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Government Securities Fund - Class 3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[1]
U.S. Government Securities Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.01%
U.S. Government Securities Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.09%
U.S. Government Securities Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
U.S. Government Securities Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
U.S. Government Securities Fund - Class 4 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%	[1]
Managed Risk Growth Fund - Class P1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.07%
Managed Risk Growth Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Managed Risk Growth Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Managed Risk Growth Fund - Class P1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Managed Risk Growth Fund - Class P2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.07%
Managed Risk Growth Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Managed Risk Growth Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Managed Risk Growth Fund - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Managed Risk EUPAC Fund - Class P1 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.87%
Managed Risk EUPAC Fund - Class P1 | Option Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Managed Risk EUPAC Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Managed Risk EUPAC Fund - Class P1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Managed Risk EUPAC Fund - Class P2 | Growth Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.87%
Managed Risk EUPAC Fund - Class P2 | Option Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Managed Risk EUPAC Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
Managed Risk EUPAC Fund - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Managed Risk Washington Mutual Investors Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.04%
Managed Risk Washington Mutual Investors Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Managed Risk Washington Mutual Investors Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Managed Risk Washington Mutual Investors Fund - Class P1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Managed Risk Washington Mutual Investors Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.04%
Managed Risk Washington Mutual Investors Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Managed Risk Washington Mutual Investors Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Managed Risk Washington Mutual Investors Fund - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Managed Risk Growth-Income Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.03%
Managed Risk Growth-Income Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
Managed Risk Growth-Income Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
Managed Risk Growth-Income Fund - Class P1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Managed Risk Growth-Income Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.03%
Managed Risk Growth-Income Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.64%
Managed Risk Growth-Income Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%
Managed Risk Growth-Income Fund - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Managed Risk Asset Allocation Fund - Class P1 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.01%
Managed Risk Asset Allocation Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Managed Risk Asset Allocation Fund - Class P1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Managed Risk Asset Allocation Fund - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.01%
Managed Risk Asset Allocation Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Managed Risk Asset Allocation Fund - Class P2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]

[1]	Includes derivatives.
[2]	Less than 0.01%.